Goodwill and Intangible Assets - Goodwill Roll Forward (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Roll Forward]
Beginning balance			$ 16,161	$ 705	$ 31,654	$ 705
Measurement period adjustments				186	(12,848)
Effect of change in foreign currency exchange rates			(2,752)	(1)	(12)
Impairment loss		$ (5,600)		(101,470)	(18,089)	0
Acquisitions			58,689	117,445		30,949
Disposal of Grapevine				(704)
Ending balance	$ 72,098		72,098	16,161	705	31,654
Impairment loss of intangible assets	572		653	71,070	33,230	73,669
Adjustments
Goodwill [Roll Forward]
Beginning balance				(460)
Impairment loss					(8,766)
Ending balance					(460)
Timios Reporting Unit
Goodwill [Roll Forward]
Impairment loss				(5,600)
Amount of fair value in excess of carrying amount	$ 19,500	19,500	$ 19,500
Timios Reporting Unit | Trade name
Goodwill [Roll Forward]
Impairment loss		(700)		(700)
Timios Reporting Unit | Lender relationships
Goodwill [Roll Forward]
Impairment loss		$ (13,200)		(13,200)
DBOT
Goodwill [Roll Forward]
Impairment loss of intangible assets				9,300
Tree Technologies | Adjustments
Goodwill [Roll Forward]
Beginning balance					$ 8,300
Ending balance						$ 8,300
WAVE
Goodwill [Roll Forward]
Impairment loss				(35,700)
US Hybrid
Goodwill [Roll Forward]
Impairment loss				(42,200)
Solectrac
Goodwill [Roll Forward]
Impairment loss				$ (17,700)